Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Cost of sales	(8,483,328)	(7,403,025)	(5,384,390)
Gross profit	2,971,479	2,297,271	1,839,585
Selling, general and administrative expenses	(876,764)	(824,247)	(687,942)
Other operating income (expenses), net	13,656	(16,240)	(9,925)
Profit (loss) from operating activities	2,108,371	1,456,784	1,141,718
Finance expense	(131,172)	(114,583)	(89,971)
Finance income	21,236	19,408	14,129
Other financial income (expenses), net	(69,640)	(69,915)	37,957
Equity in earnings (losses) of non-consolidated companies	102,772	68,115	14,624
Profit before income tax expense	2,031,567	1,359,809	1,118,457
Income tax expense	(369,435)	(336,882)	(411,528)
Profit for the year	1,662,132	1,022,927	706,929
Attributable to:
Owners of the parent	1,506,647	886,219	595,644
Non-controlling interest	$ 155,485	$ 136,708	$ 111,285
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic and diluted (losses) earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.77	$ 0.45	$ 0.30